Assets classified as held for sale (Tables)	12 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of assets held for sale

		Year Ended June 30
(US dollars in thousands)	% Owned	2024	2023	2022
Kenshaw Solar Pty Ltd (formerly J.A. Martin Electrical Pty Limited) - ex solar	100%	-	-	8,214
KESW EL Pty Ltd (formerly Kenshaw Electrical Pty Ltd)		5,479	-	-
Total		5,479	-	8,214

Schedule of financial performance and cash flow information

The financial performance and cash flow information presented are for the years ended June 30, 2024, 2023 and 2022:

Schedule of financial performance and cash flow information

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Revenues	11,909	11,005	27,456
Cost of sales	(10,268)	(9,178)	(24,661)
Expenses	(2,522)	(6,136)	(3,306)
Loss before income tax	(881)	(4,309)	(511)
Income tax expense	-	19	975
Gain/(loss) from discontinued operations	(881)	(4,290)	464

Net cash inflow/(outflow) from operating activities	(881)	(4,290)	464
Net cash inflow/(outflow) from investing activities	-	-	-
Net cash inflow/(outflow) from financing activities	-	-	-
Net increase in cash generated by subsidiary	(881)	(4,290)	464

Schedule of assets and liabilities held for sale and discontinued operations

The following assets and liabilities were reclassified as held for sale in relation to the discontinued operations as at June 30, 2024 and 2022; the assets and liabilities held for sale as of June 30, 2022 were subsequently disposed of in the year ended June 30, 2023:

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Assets classified as held for sale
Trade and other receivables	2,366	-	239
Inventories	657
Property, plant and equipment	2,040	-	629
Goodwill	210	-	5,289
Intangible assets	-	-	2,057
Deferred tax assets	206
Total assets of disposal group classified as held for sale	5,479	-	8,214

Liabilities directly associated with assets classified as held for sale
Trade and other payables	2,722	-	91
Current debt	1,267	-	1,126
Non-current debt	77	-	74
Lease liabilities - current	263	-	157
Lease liabilities - non-current	1,186	-	49
Total liabilities of disposal group classified as held for sale	5,515	-	1,497

Net assets/(liabilities) identified as held for sale	(36)	-	6,717

Schedule of consideration received or receivable
Estimated gain on sale - Kenshaw Electrical Pty Ltd	USD 000	AUD 000
Consideration received or receivable
Cash
Purchase price	2,668	4,000
Working capital adjustment	(1,860)	(2,789)
Cash	808	1,211
Fair value of contingent consideration	-	-
Less costs to sell	-	-
Total disposal consideration	808	1,211
Estimated carrying amount of net assets/(liabilities) sold	(36)	(54)
Estimated gain on sale as at June 30, 2024	844	1,265

Schedule of reconciliation of adjusted loss on sale

Reconciliation of adjusted loss on sale – Kenshaw Solar Pty Ltd	USD 000	AUD 000
Gain on sale - as estimated at June 30, 2022	34	50
Cash consideration adjustment	378	529
Fair value of contingent consideration adjustment	(3,965)	(5,548)
Cost to sell adjustment	(18)	(25)
Carrying amount of net assets sold adjustment	(283)	(397)
Loss on sale reported in year ended June 30, 2023	(3,854)	(5,391)

Schedule of trade and other payables

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Current trade and other payables
Trade payables	10,973	7,725	5,692
Shares to be issued	10,000	2,500	-
Accruals	13,188	1,321	4,322
Related party payable	-	-	477
Payroll liabilities	3,574	2,077	2,210
Sales tax payable	-	116	949
Deferred income	10	318	974
Other creditors	184	540	833
Total current trade and other payables	37,929	14,597	15,457

Non-current other payables
Non-current accrued interest	-	6,129	-
Non-current accrued loan and other fees	-	314	-
Total non-current other payables	-	6,443	-